UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30,2025

Item 1. Reports to Stockholders.

(a)

Convergence Long/Short Equity ETF
CLSE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the Convergence Long/Short Equity ETF (the “Fund”) for the period of  December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at 1-877-677-9414.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Convergence Long/Short Equity ETF	$165	1.52%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek long-term capital growth.
The total return net asset value (NAV) of the Fund  was up 17.13% over the twelve months ended November 30, 2025, while the Bloomberg US 3000 Total Return Index was up 13.69%.
The Fund is comprised of both long and short holdings, combining two portfolios, one of stocks owned (“long”) and the other of stocks borrowed and sold (“short”). On average, positions in both the long portfolio and short portfolio positively contributed to Fund returns.
The Fund’s holdings in the Health Care Equipment, Technology Hardware and Media industry groups contributed the most to the Fund’s relative performance versus the benchmark index for the most recent twelve months. The three industry groups that detracted the most from relative performance versus the benchmark index for the same period were Financial Services, Semiconductors and Automobiles.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Convergence Long/Short Equity ETF NAV	17.13	19.02	12.10
Bloomberg US 3000 Total Return Index **	13.69	14.09	14.04
Russell 3000 Total Return Index **	13.59	14.15	14.05
Visit https://investcip.com/etfstrategies.html for more recent performance information.
Convergence Long/Short Equity ETF	PAGE 1	TSR-AR-89834G760

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
**	Effective May 31, 2025, the Fund’s primary benchmark was changed from the Russell 3000 Total Return Index to the Bloomberg US 3000 Total Return Index. This change was made so that the Fund’s performance can be evaluated against a benchmark that more appropriately represents the Fund’s investment strategy.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$256,779,511
Number of Holdings	338
Advisory Fee	$1,985,171
Portfolio Turnover	262%
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown

Top Holdings	(%)
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.4%
Micron Technology, Inc.	2.8%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.4%
Lam Research Corp.	2.2%
Meta Platforms, Inc. - Class A	2.1%
Amazon.com, Inc.	1.9%
International Business Machines Corp.	1.8%
Amphenol Corp. - Class A	1.8%
Security Breakdown
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://investcip.com/etfstrategies.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-877-677-9414, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Convergence Long/Short Equity ETF	PAGE 2	TSR-AR-89834G760

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Incorporated by reference to the registrant’s Form N-CSR filed on February 3, 2017.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$18,075	$17,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	0	0
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CONVERGENCE LONG/SHORT EQUITY ETF (CLSE)
Listed on Cboe BZX Exchange, Inc.
Annual Financial Statements and Additional Information
November 30, 2025

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

	Shares	Value
COMMON STOCKS — 114.5%
Accommodation — 0.4%
Boyd Gaming Corp.(a)	11,871	$988,854
Administrative and Support Services — 2.5%
ADT, Inc.(a)	87,902	725,192
Booking Holdings, Inc.(a)	183	899,388
Bread Financial Holdings, Inc.(a)	35,417	2,398,793
Expedia Group, Inc.(a)	4,449	1,137,565
PayPal Holdings, Inc.(a)	13,246	830,392
Uber Technologies, Inc.(a)(b)	4,898	428,771
		6,420,101
Air Transportation — 1.3%
American Airlines Group, Inc.(a)(b)	46,317	650,754
Delta Air Lines, Inc.(a)	23,713	1,520,003
United Airlines Holdings, Inc.(a)(b)	10,098	1,029,592
		3,200,349
Beverage and Tobacco Product Manufacturing — 0.8%
Altria Group, Inc.(a)	23,164	1,366,907
Coca-Cola Consolidated, Inc.(a)	4,826	786,397
		2,153,304
Broadcasting and Content Providers — 2.3%
Fox Corp. - Class B(a)	29,276	1,705,620
Roku, Inc.(a)(b)	44,597	4,316,543
		6,022,163
Building Material and Garden Equipment and Supplies Dealers — 0.9%
Lowe’s Cos., Inc.(a)	9,084	2,202,688
Chemical Manufacturing — 6.6%
Arcutis Biotherapeutics, Inc.(a)(b)	200	6,130
Biogen, Inc.(a)(b)	9,125	1,661,571
Bristol-Myers Squibb Co.(a)	33,094	1,628,225
Catalyst Pharmaceuticals, Inc.(a)(b)	71,095	1,664,334
Exact Sciences Corp.(a)(b)	5,641	571,377
Gilead Sciences, Inc.(a)	13,289	1,672,288
Halozyme Therapeutics, Inc.(a)(b)	26,000	1,856,400
Incyte Corp.(a)(b)	17,613	1,839,854
Jazz Pharmaceuticals PLC(a)(b)	2,426	428,262
Merck & Co., Inc.(a)	18,505	1,939,879
Pfizer, Inc.(a)	44,244	1,138,840
PTC Therapeutics, Inc.(a)(b)	23,316	2,004,943
Regeneron Pharmaceuticals, Inc.(a)	607	473,575
Sealed Air Corp.(a)	420	18,039
		16,903,717

The accompanying notes are an integral part of these financial statements.

1

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — 2.7%
American Eagle Outfitters, Inc.(a)	221,771	$4,524,128
Signet Jewelers Ltd.(a)	25,190	2,523,031
		7,047,159
Computer and Electronic Product Manufacturing — 26.0%(c)
Amphenol Corp. - Class A(a)	32,326	4,554,734
Apple, Inc.	15,865	4,423,955
Arista Networks, Inc.(a)(b)	26,784	3,500,133
Bloom Energy Corp. - Class A(a)(b)	12,534	1,369,214
Broadcom, Inc.(a)	21,758	8,767,604
Ciena Corp.(a)(b)	9,215	1,881,795
CommScope Holding Co., Inc.(a)(b)	114,335	2,256,973
Credo Technology Group Holding Ltd.(a)(b)	15,829	2,811,230
Flex Ltd.(a)(b)	56,565	3,343,557
International Business Machines Corp.(a)	15,199	4,690,108
Jabil, Inc.(a)	14,314	3,016,103
Lam Research Corp.(a)	36,968	5,767,008
Micron Technology, Inc.(a)	30,024	7,100,076
NVIDIA Corp.(a)	63,420	11,225,340
Veralto Corp.(a)	7,296	738,501
Vicor Corp.(a)(b)	14,738	1,316,840
		66,763,171
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services — 1.9%
Airbnb, Inc. - Class A(a)(b)	6,757	790,501
Automatic Data Processing, Inc.(a)	1,939	495,027
Kyndryl Holdings, Inc.(a)(b)	107,666	2,781,013
Upwork, Inc.(a)(b)	41,913	827,363
		4,893,904
Construction of Buildings — 0.6%
Tutor Perini Corp.(a)(b)	22,307	1,529,145
Credit Intermediation and Related Activities — 7.0%
Bank of America Corp.(a)	40,247	2,159,252
Bank of New York Mellon Corp.(a)	23,945	2,684,234
Citigroup, Inc.(a)	20,058	2,078,009
East West Bancorp, Inc.(a)	12,820	1,367,894
First Hawaiian, Inc.(a)	65,239	1,625,756
Huntington Bancshares, Inc.(a)	100,080	1,631,304
JPMorgan Chase & Co.(a)	6,449	2,019,053
Synchrony Financial(a)	32,351	2,502,673
Wells Fargo & Co.(a)	23,388	2,007,860
		18,076,035

The accompanying notes are an integral part of these financial statements.

2

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Electrical Equipment, Appliance, and Component Manufacturing — 2.2%
AZZ, Inc.(a)	13,689	$1,443,094
EnerSys(a)	9,825	1,406,056
Powell Industries, Inc.(a)	4,147	1,340,393
Rockwell Automation, Inc.(a)	3,610	1,429,055
		5,618,598
Fabricated Metal Product Manufacturing — 0.5%
Mueller Industries, Inc.(a)	12,471	1,370,189
Food Manufacturing — 0.8%
Archer-Daniels-Midland Co.(a)	26,624	1,617,142
Tyson Foods, Inc. - Class A(a)	9,118	529,300
		2,146,442
Funds, Trusts, and Other Financial Vehicles — 0.8%
SEI Investments Co.(a)	24,661	1,994,088
General Merchandise Retailers — 1.1%
Walmart, Inc.(a)	24,629	2,721,751
Health and Personal Care Retailers — 0.6%
CVS Health Corp.(a)	18,122	1,456,284
Heavy and Civil Engineering Construction — 1.1%
Primoris Services Corp.(a)	11,367	1,438,607
Sterling Infrastructure, Inc.(a)(b)	3,938	1,355,893
		2,794,500
Insurance Carriers and Related Activities — 3.2%
Chubb Ltd.(a)	5,289	1,566,496
Cigna Group(a)	5,127	1,421,615
Humana, Inc.(a)	4,538	1,115,304
Lincoln National Corp.(a)	37,524	1,543,737
MetLife, Inc.(a)	13,079	1,001,328
Reinsurance Group of America, Inc.(a)	3,160	599,989
Travelers Cos., Inc.(a)	3,552	1,040,239
		8,288,708
Leather and Allied Product Manufacturing — 0.2%
Tapestry, Inc.(a)	5,638	616,121
Machinery Manufacturing — 1.4%
General Electric Co.(a)	4,466	1,332,878
KLA Corp.(a)	2,017	2,370,923
		3,703,801
Management of Companies and Enterprises — 0.9%
Bunge Global SA(a)	15,797	1,517,618
Cushman & Wakefield Ltd.(a)(b)	54,409	911,351
		2,428,969

The accompanying notes are an integral part of these financial statements.

3

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Merchant Wholesalers, Durable Goods — 0.5%
TD SYNNEX Corp.(a)	8,670	$1,322,002
Merchant Wholesalers, Nondurable Goods — 4.0%
Amneal Pharmaceuticals, Inc.(a)(b)	156,217	1,955,837
Cardinal Health, Inc.(a)	15,375	3,263,497
Cencora, Inc.(a)	4,403	1,624,399
HF Sinclair Corp.(a)	26,162	1,384,231
McKesson Corp.(a)	2,182	1,922,604
		10,150,568
Mining (except Oil and Gas) — 1.3%
Coeur Mining, Inc.(a)(b)	66,738	1,152,565
Hecla Mining Co.(a)	63,747	1,072,224
Newmont Corp.(a)	10,794	979,340
		3,204,129
Miscellaneous Manufacturing — 1.1%
Hasbro, Inc.(a)	7,576	625,778
Johnson & Johnson(a)	8,063	1,668,396
ResMed, Inc.(a)	2,081	532,382
		2,826,556
Motor Vehicle and Parts Dealers — 2.2%
Cargurus, Inc.(a)(b)	63,810	2,251,217
Lithia Motors, Inc.(a)	6,930	2,209,561
Sensata Technologies Holding PLC(a)	33,142	1,062,864
		5,523,642
Nonmetallic Mineral Product Manufacturing — 0.6%
Corning, Inc.(a)	17,637	1,485,035
Oil and Gas Extraction — 0.5%
APA Corp.(a)	54,117	1,351,302
Petroleum and Coal Products Manufacturing — 1.7%
Marathon Petroleum Corp.(a)	8,232	1,594,785
Phillips 66(a)	11,010	1,507,930
Valero Energy Corp.(a)	7,481	1,322,342
		4,425,057
Primary Metal Manufacturing — 1.7%
Alcoa Corp.(a)	24,893	1,039,034
Century Aluminum Co.(a)(b)	35,261	1,056,772
Constellium SE(a)(b)	59,125	993,891
Howmet Aerospace, Inc.(a)	5,729	1,172,096
		4,261,793
Professional, Scientific, and Technical Services — 12.8%
Alphabet, Inc. - Class A(a)	20,474	6,555,365
Alphabet, Inc. - Class C(a)	19,115	6,119,094
AppLovin Corp. - Class A(a)(b)	5,935	3,557,914

The accompanying notes are an integral part of these financial statements.

4

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Professional, Scientific, and Technical Services — (Continued)
Exelixis, Inc.(a)(b)	45,169	$1,995,115
Genpact Ltd.(a)	22,232	979,542
GoDaddy, Inc. - Class A(a)(b)	15,755	2,014,434
Jacobs Solutions, Inc.(a)	3,237	436,380
Oracle Corp.(a)	15,191	3,067,822
Pegasystems, Inc.(a)	50,353	2,757,834
VeriSign, Inc.(a)	12,833	3,233,788
Zoom Communications, Inc. - Class A(a)(b)	24,036	2,042,098
		32,759,386
Publishing Industries — 3.8%
Adobe, Inc.(a)(b)	3,989	1,276,998
Autodesk, Inc.(a)(b)	2,449	742,880
Dropbox, Inc. - Class A(a)(b)	68,540	2,047,975
Microsoft Corp.	7,769	3,822,426
Palantir Technologies, Inc. - Class A(a)(b)	4,833	814,119
Toast, Inc. - Class A(a)(b)	31,775	1,086,387
		9,790,785
Rental and Leasing Services — 0.5%
AerCap Holdings NV(a)	9,823	1,316,282
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 4.1%
Affiliated Managers Group, Inc.(a)	6,753	1,815,409
Charles Schwab Corp.(a)	20,859	1,934,255
Interactive Brokers Group, Inc. - Class A(a)	33,287	2,164,321
Invesco Ltd.(a)	102,722	2,511,553
Robinhood Markets, Inc. - Class A(a)(b)	4,971	638,724
T Rowe Price Group, Inc.(a)	13,946	1,427,791
		10,492,053
Specialty Trade Contractors — 0.7%
IES Holdings, Inc.(a)(b)	3,180	1,331,053
Installed Building Products, Inc.(a)	1,972	528,535
		1,859,588
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers — 1.9%
Amazon.com, Inc.(a)(b)	20,730	4,834,651
Support Activities for Mining — 0.5%
Halliburton Co.(a)	46,155	1,210,184
Telecommunications — 1.5%
AT&T, Inc.(a)	143,608	3,736,680

The accompanying notes are an integral part of these financial statements.

5

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Transportation Equipment Manufacturing — 3.5%
BorgWarner, Inc.(a)	23,658	$1,018,713
Garrett Motion, Inc.(a)	41,992	694,128
General Dynamics Corp.(a)	3,478	1,188,189
General Motors Co.(a)	43,210	3,176,799
Lear Corp.(a)	6,200	665,632
Lockheed Martin Corp.(a)	2,594	1,187,689
Tesla, Inc.(a)(b)	2,563	1,102,526
		9,033,676
Utilities — 3.1%
Edison International(a)	9,807	577,534
Exelon Corp.(a)	26,252	1,236,994
GE Vernova, Inc.(a)	1,382	828,882
NRG Energy, Inc.(a)	8,423	1,427,614
Spire, Inc.(a)	13,898	1,232,197
Talen Energy Corp.(b)	2,911	1,147,720
UGI Corp.(a)	37,052	1,465,407
		7,916,348
Water Transportation — 0.4%
Carnival Corp.(a)(b)	40,735	1,050,148
Web Search Portals, Libraries, Archives, and Other Information Services — 2.1%
Meta Platforms, Inc. - Class A(a)	8,425	5,458,979
Wood Product Manufacturing — 0.2%
Cavco Industries, Inc.(a)(b)	1,008	600,415
TOTAL COMMON STOCKS (Cost $251,244,288)		293,949,300
REAL ESTATE INVESTMENT TRUSTS - COMMON — 2.1%
Real Estate — 2.1%
American Healthcare REIT, Inc.(a)	17,940	910,993
Digital Realty Trust, Inc.(a)	6,354	1,017,402
Rayonier, Inc.(a)	33,305	739,704
Sabra Health Care REIT, Inc.(a)	46,441	906,064
VICI Properties, Inc.(a)	28,934	833,878
Vornado Realty Trust(a)	26,647	981,143
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,189,675)		5,389,184

The accompanying notes are an integral part of these financial statements.

6

CONVERGENCE LONG/SHORT EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 3.92%(d)	541,917	$541,917
TOTAL MONEY MARKET FUNDS (Cost $541,917)		541,917
TOTAL INVESTMENTS — 116.8% (Cost $256,975,880)		299,880,401
Liabilities in Excess of Other Assets — (16.8)%		(43,100,890)
TOTAL NET ASSETS — 100.0%		$256,779,511

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of November 30, 2025 is $286,007,009.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2025

	Shares	Value
COMMON STOCKS — (50.5)%
Accommodation — (0.2)%
Marriott International, Inc. - Class A	(1,309)	$(398,970)
Administrative and Support Services — (2.8)%
Amentum Holdings, Inc.	(8,330)	(238,488)
Carlyle Group, Inc.	(18,782)	(1,024,182)
CBIZ, Inc.	(1,923)	(93,650)
Equifax, Inc.	(1,183)	(251,234)
Fair Isaac Corp.	(703)	(1,269,499)
Live Nation Entertainment, Inc.	(10,351)	(1,360,639)
Paramount Skydance Corp.	(96,339)	(1,543,351)
RXO, Inc.	(22,102)	(292,188)
SentinelOne, Inc. - Class A	(71,738)	(1,162,873)
		(7,236,104)
Ambulatory Health Care Services — (0.2)%
RadNet, Inc.	(5,170)	(428,024)
Amusement, Gambling, and Recreation Industries — (0.5)%
Walt Disney Co.	(12,683)	(1,324,993)
Beverage and Tobacco Product Manufacturing — (0.8)%
Brown-Forman Corp. - Class B	(23,391)	(677,871)
Celsius Holdings, Inc.	(15,801)	(646,893)
Constellation Brands, Inc. - Class A	(2,687)	(366,453)
Primo Brands Corp.	(29,530)	(463,326)
		(2,154,543)
Chemical Manufacturing — (2.0)%
Air Products and Chemicals, Inc.	(1,285)	(335,449)
Church & Dwight Co., Inc.	(6,946)	(591,522)
Crinetics Pharmaceuticals, Inc.	(11,002)	(501,251)
DuPont de Nemours, Inc.	(3,968)	(157,807)
Eli Lilly & Co.	(1,545)	(1,661,601)
Estee Lauder Cos., Inc. - Class A	(5,911)	(556,048)
Moderna, Inc.	(36,572)	(950,141)
Westlake Corp.	(5,420)	(362,110)
		(5,115,929)
Clothing, Clothing Accessories, Shoe, and Jewelry Retailers — (0.5)%
Boot Barn Holdings, Inc.	(5,658)	(1,096,634)
Lululemon Athletica, Inc.	(1,516)	(279,217)
		(1,375,851)
Computer and Electronic Product Manufacturing — (8.8)%
Agilent Technologies, Inc.	(5,364)	(823,374)
Avantor, Inc.	(35,406)	(415,313)
Bruker Corp.	(12,972)	(633,163)
Keysight Technologies, Inc.	(10,037)	(1,986,824)

The accompanying notes are an integral part of these financial statements.

8

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Computer and Electronic Product Manufacturing — (Continued)
Kratos Defense & Security Solutions, Inc.	(8,673)	$(660,015)
Lattice Semiconductor Corp.	(22,950)	(1,611,320)
MACOM Technology Solutions Holdings, Inc.	(6,415)	(1,122,561)
Masimo Corp.	(2,131)	(303,518)
Microchip Technology, Inc.	(62,788)	(3,364,181)
Motorola Solutions, Inc.	(4,675)	(1,728,254)
NXP Semiconductors NV	(10,079)	(1,964,800)
ON Semiconductor Corp.	(71,887)	(3,611,603)
Revvity, Inc.	(4,302)	(449,172)
Texas Instruments, Inc.	(10,334)	(1,738,902)
Universal Display Corp.	(6,940)	(825,374)
Waters Corp.	(1,193)	(481,280)
Zebra Technologies Corp. - Class A	(3,676)	(929,109)
		(22,648,763)
Construction of Buildings — (0.4)%
Stellantis NV	(99,870)	(1,064,614)
Credit Intermediation and Related Activities — (1.6)%
First Financial Bankshares, Inc.	(9,965)	(311,307)
Flagstar Bank NA	(50,363)	(616,443)
Prosperity Bancshares, Inc.	(8,164)	(560,948)
SOUTHSTATE BANK CORP	(6,467)	(578,861)
State Street Corp.	(3,810)	(453,466)
UMB Financial Corp.	(4,564)	(506,969)
WesBanco, Inc.	(17,191)	(554,754)
Western Alliance Bancorp	(7,923)	(645,962)
		(4,228,710)
Electrical Equipment, Appliance, and Component Manufacturing — (0.9)%
Belden, Inc.	(11,983)	(1,358,872)
Novanta, Inc.	(8,201)	(932,126)
		(2,290,998)
Fabricated Metal Product Manufacturing — (0.6)%
Crane NXT Co.	(18,006)	(1,013,738)
Emerson Electric Co.	(4,162)	(555,127)
		(1,568,865)
Food and Beverage Retailers — (0.4)%
Casey’s General Stores, Inc.	(2,000)	(1,140,920)
Food Manufacturing — (0.2)%
Mondelez International, Inc. - Class A	(9,810)	(564,762)
Food Services and Drinking Places — (0.9)%
Cava Group, Inc.	(4,937)	(241,370)
Chipotle Mexican Grill, Inc.	(13,331)	(460,186)

The accompanying notes are an integral part of these financial statements.

9

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Food Services and Drinking Places — (Continued)
Starbucks Corp.	(13,809)	$(1,202,902)
Wingstop, Inc.	(1,366)	(361,621)
		(2,266,079)
Furniture, Home Furnishings, Electronics, and Appliance Retailers — (0.8)%
Floor & Decor Holdings, Inc. - Class A	(24,437)	(1,554,682)
RH	(3,900)	(614,601)
		(2,169,283)
General Merchandise Retailers — (0.8)%
Burlington Stores, Inc.	(3,601)	(908,280)
Costco Wholesale Corp.	(1,307)	(1,194,062)
		(2,102,342)
Heavy and Civil Engineering Construction — (0.1)%
Howard Hughes Holdings, Inc.	(1,451)	(129,908)
Hospitals — (0.3)%
Nuvalent, Inc. - Class A	(6,314)	(690,436)
Insurance Carriers and Related Activities — (1.0)%
Arthur J Gallagher & Co.	(1,380)	(341,716)
Brown & Brown, Inc.	(5,306)	(426,762)
Kinsale Capital Group, Inc.	(1,110)	(427,239)
Marsh & McLennan Cos., Inc.	(2,332)	(427,805)
Ryan Specialty Holdings, Inc.	(7,608)	(441,796)
Voya Financial, Inc.	(6,264)	(440,359)
		(2,505,677)
Machinery Manufacturing — (1.4)%
AAON, Inc.	(5,548)	(518,627)
Carrier Global Corp.	(10,122)	(555,495)
Deere & Co.	(1,326)	(615,914)
Glaukos Corp.	(7,567)	(804,296)
Illinois Tool Works, Inc.	(2,217)	(552,654)
Lennox International, Inc.	(1,039)	(518,326)
		(3,565,312)
Management of Companies and Enterprises — (1.7)%
Aon PLC - Class A	(1,388)	(491,241)
Glacier Bancorp, Inc.	(13,531)	(572,361)
Home BancShares, Inc.	(17,534)	(492,004)
On Holding AG - Class A	(15,492)	(681,493)
Rivian Automotive, Inc. - Class A	(70,429)	(1,187,433)
ServisFirst Bancshares, Inc.	(4,202)	(298,888)
U-Haul Holding Co.	(12,058)	(580,111)
		(4,303,531)

The accompanying notes are an integral part of these financial statements.

10

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Merchant Wholesalers, Durable Goods — (1.2)%
Johnson Controls International PLC	(4,201)	$(488,618)
Pool Corp.	(3,768)	(917,885)
Samsara, Inc. - Class A	(29,579)	(1,124,889)
Watsco, Inc.	(1,351)	(467,987)
		(2,999,379)
Mining (except Oil and Gas) — (0.1)%
Martin Marietta Materials, Inc.	(547)	(340,912)
Miscellaneous Manufacturing — (1.5)%
Baxter International, Inc.	(30,546)	(572,432)
Becton Dickinson & Co.	(4,872)	(945,266)
Cooper Cos., Inc.	(9,781)	(762,233)
Globus Medical, Inc. - Class A	(11,194)	(1,019,102)
Penumbra, Inc.	(1,466)	(429,787)
		(3,728,820)
Motion Picture and Sound Recording Industries — (0.3)%
Cinemark Holdings, Inc.	(28,671)	(785,012)
Motor Vehicle and Parts Dealers — (0.5)%
AutoZone, Inc.	(301)	(1,190,253)
Oil and Gas Extraction — (1.5)%
Diamondback Energy, Inc.	(4,929)	(752,116)
Dominion Energy, Inc.	(4,991)	(313,285)
EQT Corp.	(8,562)	(521,083)
Expand Energy Corp.	(6,864)	(836,928)
Golar LNG Ltd.	(12,977)	(479,500)
Occidental Petroleum Corp.	(8,616)	(361,872)
Viper Energy, Inc. - Class A	(14,278)	(521,576)
		(3,786,360)
Paper Manufacturing — (0.2)%
International Paper Co.	(15,333)	(605,347)
Performing Arts, Spectator Sports, and Related Industries — (0.5)%
Madison Square Garden Sports Corp.	(5,844)	(1,332,607)
Petroleum and Coal Products Manufacturing — (0.2)%
Carlisle Cos., Inc.	(1,428)	(454,204)
Plastics and Rubber Products Manufacturing — (0.9)%
Entegris, Inc.	(31,262)	(2,411,551)
Professional, Scientific, and Technical Services — (5.9)%
Alkami Technology, Inc.	(22,134)	(471,897)
Atlassian Corp. - Class A	(8,260)	(1,235,035)
CDW Corp.	(7,001)	(1,009,684)
F5, Inc.	(3,961)	(947,313)

The accompanying notes are an integral part of these financial statements.

11

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Professional, Scientific, and Technical Services — (Continued)
First Advantage Corp.	(13,369)	$(185,562)
Gartner, Inc.	(2,636)	(613,503)
Marvell Technology, Inc.	(14,942)	(1,335,815)
Monday.com Ltd.	(7,853)	(1,129,732)
Omnicom Group, Inc.	(15,707)	(1,124,935)
Parsons Corp.	(3,232)	(273,686)
QXO, Inc.	(28,680)	(537,176)
Revolution Medicines, Inc.	(18,145)	(1,410,955)
Snap, Inc. - Class A	(137,471)	(1,055,777)
Take-Two Interactive Software, Inc.	(6,059)	(1,490,938)
Tetra Tech, Inc.	(9,377)	(325,757)
Trade Desk, Inc. - Class A	(33,480)	(1,324,469)
Vaxcyte, Inc.	(13,365)	(663,038)
		(15,135,272)
Publishing Industries — (2.5)%
Clearwater Analytics Holdings, Inc. - Class A	(74,449)	(1,642,345)
Confluent, Inc. - Class A	(55,855)	(1,242,774)
Gitlab, Inc. - Class A	(28,054)	(1,151,897)
HubSpot, Inc.	(3,463)	(1,272,029)
Synopsys, Inc.	(2,849)	(1,190,911)
		(6,499,956)
Rental and Leasing Services — (0.4)%
FTAI Aviation Ltd.	(3,043)	(527,169)
Herc Holdings, Inc.	(3,346)	(449,268)
		(976,437)
Repair and Maintenance — (0.5)%
Valvoline, Inc.	(38,509)	(1,205,717)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (3.7)%
Apollo Global Management, Inc.	(9,724)	(1,282,109)
Aurora Innovation, Inc.	(249,109)	(1,043,767)
Blackrock, Inc.	(829)	(868,212)
Blue Owl Capital, Inc. - Class A	(56,882)	(853,230)
Grab Holdings Ltd. - Class A	(31,496)	(171,653)
Jefferies Financial Group, Inc.	(18,436)	(1,061,176)
KKR & Co., Inc.	(10,835)	(1,325,229)
LPL Financial Holdings, Inc.	(1,773)	(631,259)
Roivant Sciences Ltd.	(16,825)	(350,128)
SoFi Technologies, Inc.	(36,496)	(1,084,661)
StepStone Group, Inc. - Class A	(14,000)	(884,240)
		(9,555,664)

The accompanying notes are an integral part of these financial statements.

12

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2025(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Support Activities for Mining — (0.5)%
Cleveland-Cliffs, Inc.	(23,778)	$(310,065)
Royal Gold, Inc.	(1,691)	(344,693)
Southwest Gas Holdings, Inc.	(6,054)	(502,785)
		(1,157,543)
Telecommunications — (0.4)%
Telephone and Data Systems, Inc.	(23,954)	(964,628)
Transportation Equipment Manufacturing — (1.0)%
Dorman Products, Inc.	(6,284)	(831,185)
Honeywell International, Inc.	(3,014)	(579,261)
Huntington Ingalls Industries, Inc.	(1,695)	(531,586)
PACCAR, Inc.	(4,856)	(511,919)
		(2,453,951)
Truck Transportation — (0.2)%
Saia, Inc.	(2,082)	(586,208)
Utilities — (1.0)%
American Water Works Co., Inc.	(3,889)	(505,842)
NiSource, Inc.	(11,724)	(517,380)
Pinnacle West Capital Corp.	(3,195)	(290,298)
Sempra	(5,351)	(506,847)
Texas Pacific Land Corp.	(547)	(472,766)
Vistra Corp.	(1,480)	(264,713)
		(2,557,846)
Waste Management and Remediation Services — (0.1)%
Waste Management, Inc.	(1,420)	(309,375)
Web Search Portals, Libraries, Archives, and Other Information Services — (0.0)%(a)
CoStar Group, Inc.	(1,771)	(121,845)
Wood Product Manufacturing — (0.5)%
Builders FirstSource, Inc.	(4,676)	(524,787)
Louisiana-Pacific Corp.	(4,058)	(332,797)
UFP Industries, Inc.	(5,341)	(496,660)
		(1,354,244)
TOTAL COMMON STOCKS (Proceeds $135,567,945)		(129,787,745)
EXCHANGE TRADED FUNDS — (1.2)%
Funds, Trusts, and Other Financial Vehicles — (1.2)%
Invesco QQQ Trust Series 1	(1,611)	(997,612)
iShares Core S&P 500 ETF	(2,947)	(2,024,235)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,980,532)		(3,021,847)

The accompanying notes are an integral part of these financial statements.

13

Convergence Long/Short Equity ETF
Schedule of Securities Sold Short
November 30, 2025(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - COMMON — (1.1)%
Real Estate — (0.7)%
American Tower Corp.	(1,844)	$(334,262)
Equinix, Inc.	(433)	(326,183)
Macerich Co.	(17,279)	(299,964)
Sun Communities, Inc.	(3,729)	(480,444)
UDR, Inc.	(8,117)	(295,621)
		(1,736,474)
Warehousing and Storage — (0.3)%
CubeSmart	(8,533)	(317,684)
Iron Mountain, Inc.	(4,174)	(360,425)
		(678,109)
Wood Product Manufacturing — (0.1)%
Weyerhaeuser Co.	(17,401)	(386,476)
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Proceeds $2,989,155)		(2,801,059)
TOTAL SECURITIES SOLD SHORT — (52.8)% (Proceeds $141,537,632)		$(135,610,651)

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

14

CONVERGENCE LONG/SHORT EQUITY ETF
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025

ASSETS:
Investments, at value	$299,880,401
Deposit at broker for securities sold short	91,030,287
Receivable for fund shares sold	5,459,140
Receivable for investments sold	2,281,911
Dividends and interest receivable	299,043
Cash	18
Total assets	398,950,800
LIABILITIES:
Securities sold short, at value	135,610,651
Payable for investments purchased	6,339,900
Payable to adviser	186,130
Dividends payable	34,608
Total liabilities	142,171,289
NET ASSETS	$256,779,511
Net Assets Consists of:
Paid-in capital	$234,095,747
Total distributable earnings	22,683,764
Total net assets	$256,779,511
Net assets	$256,779,511
Shares issued and outstanding(a)	9,407,329
Net asset value per share	$27.30
COST:
Investments, at cost	$256,975,880
PROCEEDS:
Securities sold short proceeds	$141,537,632

(a)	Unlimited shares authorized with par value of $0.001.
The accompanying notes are an integral part of these financial statements.

15

CONVERGENCE LONG/SHORT EQUITY ETF
STATEMENT OF OPERATIONS
For the Year Ended November 30, 2025

INVESTMENT INCOME:
Dividend income	$3,059,513
Less: Issuance fees	(32)
Prime broker interest income, net	2,583,171
Total investment income	5,642,652
EXPENSES:
Investment advisory fee	1,985,171
Dividends expenses	1,195,712
Broker expenses and interest	7,813
Total expenses	3,188,696
NET INVESTMENT INCOME	2,453,956
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,376,765
In-kind redemptions	24,495,547
Securities sold short	(14,332,924)
Net realized gain (loss)	12,539,388
Net change in unrealized appreciation (depreciation) on:
Investments	3,895,562
Securities sold short	8,075,195
Net change in unrealized appreciation (depreciation)	11,970,757
Net realized and unrealized gain (loss)	24,510,145
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,964,101

The accompanying notes are an integral part of these financial statements.

16

CONVERGENCE LONG/SHORT EQUITY ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$2,453,956	$1,663,101
Net realized gain (loss)	12,539,388	(3,912,074)
Net change in unrealized appreciation (depreciation)	11,970,757	31,888,886
Net increase (decrease) in net assets from operations	26,964,101	29,639,913
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,971,425)	(389,482)
Total distributions to shareholders	(1,971,425)	(389,482)
CAPITAL TRANSACTIONS:
Shares sold	162,431,075	192,047,617
Shares redeemed	(137,486,884)	(46,297,986)
ETF transaction fees (Note 7)	574	838
Net increase (decrease) in net assets from capital transactions	24,944,765	145,750,469
Net increase (decrease) in net assets	49,937,441	175,000,900
NET ASSETS:
Beginning of the year	206,842,070	31,841,170
End of the year	$256,779,511	$ 206,842,070
SHARES TRANSACTIONS
Shares sold	6,770,000	9,150,000
Shares redeemed	(6,160,000)	(2,220,000)
Total increase (decrease) in shares outstanding	610,000	6,930,000

The accompanying notes are an integral part of these financial statements.

17

CONVERGENCE LONG/SHORT EQUITY ETF
STATEMENT OF CASH FLOWS
November 30, 2025

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$26,964,101
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash from operating activities:
Purchases of investments	(824,966,438)
Purchases of short-term investments, net	(74,051)
Proceeds from sales of long-term investments	798,651,123
Return of capital distributions received from underlying investments	26,077
Proceeds from securities sold short	443,344,733
Purchases to cover securities sold short	(420,406,765)
Net realized (gain) loss on securities sold short	14,332,924
Net realized (gain) loss investments	(2,306,237)
Net realized (gain) loss in-kind redemptions	(24,495,547)
Change in unrealized (appreciation) depreciation on investments	(3,893,073)
Change in unrealized (appreciation) depreciation on securities sold short	(8,075,195)
Increase in payable for investments purchased	6,339,900
Increase in payable to adviser	34,410
Increase in dividends payable	6,922
Increase in dividends and interest receivable	(60,451)
Increase in receivable for investment securities sold	(2,281,911)
Net cash provided by operating activities	3,140,522
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from shares sold	156,971,935
Cash payment for shares redeemed	(137,486,884)
Cash distributions paid to shareholders	(1,971,425)
Cash proceeds from transaction fees	574
Net cash provided by financing activities	17,514,200
Net change in cash	20,654,722
CASH AND RESTRICTED CASH:
Beginning balance	70,375,583
Ending balance	$91,030,305
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	28
Deposits at brokers for securities sold short	70,375,555
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash	18
Deposits at brokers for securities sold short	91,030,287

The accompanying notes are an integral part of these financial statements.

18

Convergence Long/Short Equity ETF
Financial Highlights

	Year Ended November 30,
	2025	2024	2023	2022(e)	2021
PER SHARE DATA:
Net asset value, beginning of year	$23.51	$17.05	$15.45	$17.94	$14.03
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.29	0.32	0.23	0.07	(0.03)
Net realized and unrealized gain (loss) on investments(b)	3.71	6.34	1.49	0.31	3.98
Total from investment operations	4.00	6.66	1.72	0.38	3.95
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.20)	(0.12)	—	(0.04)
Net realized gains	—	—	—	(2.87)	—
Total distributions	(0.21)	(0.20)	(0.12)	(2.87)	(0.04)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of year	$27.30	$23.51	$17.05	$15.45	$17.94
TOTAL RETURN	17.13%	39.57%	11.28%	2.39%	28.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$256,780	$206,842	$31,841	$24,375	$29,313
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	1.52%	1.44%	1.55%	1.58%	2.56%
After expense reimbursement/ recoupment(f)	1.52%	1.44%	1.55%	1.38%	2.11%
Ratio of net investment income (loss) to average net assets	1.21%	1.51%	1.50%	0.46%	(0.18)%
Portfolio turnover rate	262%	225%	284%	244%	304%(d)

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate includes in-kind transactions.
(e)
The Fund converted from a mutual fund to an ETF pursuant to an Agreement and Plan of Reorganization on February 18, 2022. See Note 1 in the Notes to Financial Statements for additional information about the organization.

(f)
The ratio of expenses to average net assets includes dividends on short positions, interest and broker expenses. The annualized before waiver, expense reimbursement and recoupments after waiver, expense reimbursement and recoupments ratios excluding dividends on short positions, interest and broker expenses were 0.95% and 0.95%, 0.95% and 0.95%, 0.95% and 0.95%, 1.28% and 1.08%, and 1.95% and 1.50%, for the years ended November 30, 2025, November 30, 2024, November 30, 2023, November 30, 2022, November 30, 2021, respectively.

The accompanying notes are an integral part of these financial statements.

19

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025
(1) ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Convergence Long/Short Equity ETF (the “Fund”) represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to seek long- term capital growth. The Fund is an actively managed exchange-traded fund (“ETF”). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
Effective February 18, 2022, the Fund converted from a mutual fund to an ETF, pursuant to an Agreement and Plan of Reorganization. The reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares). The costs of the reorganization were borne by the Fund’s investment adviser, Convergence Investment Partners, LLC (the “Adviser”). The reorganization did not result in a material change to the investment portfolio. The mutual fund offered Institutional Class shares and commenced operations on December 29, 2009. The following table illustrates the specifics of the reorganization of the mutual fund into the ETF:

Convergence Long/Short Equity Fund Net Assets*	Shares Issued to Shareholders of Convergence Long/Short Equity Fund	Convergence Long/Short Equity ETF Net Assets	Combined Net Assets	Tax Status of Transfer
$26,419,556	1,707,329	$—	$26,419,556	Non-Taxable

*	Includes accumulated net investment losses, accumulated realized gains and unrealized appreciation in the amounts of $(86,871), $2,453,571, and $8,049,316, respectively.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”
(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
(a)
Investment Valuation. Each security owned by the Fund, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange, except those listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or
(ii) the last sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by an approved independent pricing service (“Pricing Service”).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and

20

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.
Redeemable securities issued by open-end, registered investment companies, including money market mutual funds are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described below.
When market quotations are not readily available, any security or other asset is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.
FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures”
Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets(1):
Common Stock	$293,949,300	$—	$—	$293,949,300
Real Estate Investment Trusts	5,389,184	—	—	5,389,184
Short-Term Investments	541,917	—	—	541,917
Total Assets	$299,880,401	$—	$—	$299,880,401

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CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(129,787,745)	$—	$—	$(129,787,745)
Real Estate Investment Trusts	(2,801,059)	—	—	(2,801,059)
Exchange Traded Funds	(3,021,847)	—	—	(3,021,847)
Total Securities Sold Short	(135,610,651)	—	—	(135,610,651)
Total Liabilities	$(135,610,651)	$—	$—	$(135,610,651)

(1)	See the Schedule of Investments for industry classifications.
The Fund did not hold any Level 3 securities during the year ended November 30, 2025.
Except for securities sold short, the Fund did not invest in any derivative securities or engage in hedging activities during the year ended November 30, 2025.
(b)
Short Positions. The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense, and interest expense is accrued daily. As collateral for its short positions, the Fund is required to maintain segregated assets consisting of cash, cash equivalents or liquid securities. The segregated assets are valued consistent with Note 2a above. The amount of segregated assets is required to be adjusted daily to the extent additional collateral is required based on the change in fair value of the securities sold short. The Fund’s securities sold short and deposits for short sales are held with one major securities broker-dealer. The Fund does not require this broker-dealer to maintain collateral in support of the receivable for proceeds on securities sold short.

In accordance with the terms of its prime brokerage agreements with broker-dealers, the Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. During the year ended November 30, 2025, the Fund has incurred $2,744,520 of interest income and $161,349 of interest expense, for a total net income of $2,583,171 on borrowed securities which is reflected in prime broker interest income on the Statement of Operations.
Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Effective August 19, 2022, the Fund has adopted a Full Derivatives Fund Program and the Adviser has nominated a Derivatives Risk Manager.

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CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
(c)
Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended November 30, 2025, the Fund did not incur any interest or penalties. The Fund’s tax returns for the prior three tax years remain subject to examinations by the Fund’s major tax jurisdictions, which include the United States of America and the state of Delaware.
(d)
Distributions to Shareholders. The Fund will distribute any net investment income and any net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(e)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the fair value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The Fund does not charge a redemption fee, and therefore the offering and redemption price per share are equal to the Fund’s NAV per share.

(g)
Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(h)
Other. Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Dividend income from real estate investment trusts (“REITs”) is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available and adjusts for actual classifications in the calendar year the information is reported.

Withholding taxes on foreign dividends, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
(i)
Segment Reporting. Management has evaluated the impact of adopting Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single

23

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer of the Adviser, using the information presented in the financial statements and financial highlights.
(3) FEDERAL TAX MATTERS
The tax character of distributions paid by the Fund during the fiscal years ended November 30, 2025 and November 30, 2024 was as follows:

	November 30,
	2025	2024
Ordinary Income	$1,971,425	$389,482
Long-Term Capital Gain	$—	$—

As of November 30, 2025, the components of distributable earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes(1)	$120,016,266
Gross tax unrealized appreciation	$59,322,428
Gross tax unrealized depreciation	(15,068,944)
Net tax unrealized appreciation	44,253,484
Undistributed ordinary income	2,234,363
Undistributed long-term capital gain	—
Other accumulated losses	(23,804,083)
Total distributable earnings	$22,683,764

(1) Includes securities sold short.
The tax basis of distributable earnings for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.
At November 30, 2025, the Fund had short-term capital loss carryovers of $23,614,937.
Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses, and tax equalization by the Fund. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are due to redemptions in-kind and excise tax expense and have no effect on net assets or NAV per share. For the year ended November 30, 2025, the following table shows the reclassifications made:

Paid-in capital	$22,254,403
Total distributable earnings	$(22,254,403)

(4) INVESTMENT ADVISER
Pursuant to the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Fund and the Adviser, the Adviser is responsible for managing the Fund in accordance with its investment objectives. For the services it provides the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. Under this agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax

24

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unitary management fee payable to the Adviser.
(5) RELATED PARTY TRANSACTIONS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”), acts as the Fund’s administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank National Association (“U.S. Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees incurred for these services are paid by the Adviser. Under the terms of a Fund Servicing Agreement, the Adviser pays the Fund Administration and Accounting, Transfer Agency and Custody fees for the Fund.
Certain officers of the Fund are also employees of Fund Services. A Trustee of the Trust is affiliated with Fund Services and U.S. Bank.
(6) INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities (excluding short-term investments and securities sold short), creations in-kind and redemptions in-kind for the Fund for the year ended November 30, 2025 is summarized below. There were no purchases or sales of U.S. government securities for the Fund.

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$661,305,306	$647,383,670	$163,661,132	$151,267,453

(7) CREATION AND REDEMPTION TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 10,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

25

CONVERGENCE LONG/SHORT EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee for the Fund is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
(8) RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(9) New Accounting Pronoucement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. ASU 2023-09 allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of ASU 2023-09 but does not expect this guidance to materially impact the financial statements.
(10) SUBSEQUENT EVENTS
Management has evaluated the Fund’s related events and transactions that occurred subsequent to November 30, 2025, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements other than the following:
The Fund paid distributions to shareholders as follows:

Record Date	Ex-Date	Reinvestment/ Payable Date	Ordinary Income Rate	Ordinary Distribution Paid
12/15/25	12/15/25	12/16/25	0.26015290	$2,499,375

26

CONVERGENCE LONG/SHORT EQUITY ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Convergence Long/Short Equity ETF and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Convergence Long/Short Equity ETF (the “Fund”), a series of Trust for Professional Managers, as of November 30, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations and its cash flows for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2009.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 27, 2026

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CONVERGENCE LONG/SHORT EQUITY ETF
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 27, 2025 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Convergence Long/Short Equity ETF (the “Fund”), a series of the Trust, and Convergence Investment Partners, LLC (“Convergence”), the Fund’s investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 18, 2025 (the “June 18, 2025 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund’s, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund’s by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund’s and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2026.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s operation by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of David J. Abitz and Justin Neuberg, the Fund’s portfolio managers, and other key

28

CONVERGENCE LONG/SHORT EQUITY ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Fund. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Fund’s performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Fund’s valuation designee and derivatives risk manager. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER
The Trustees discussed the performance of the Fund (net asset value returns) for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2025. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Total Return Index) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. long-short equity and U.S. equity hedged exchange-traded funds) (the “Barrington Cohort”). The Trustees noted that the Adviser does not manage any other accounts that utilize strategies similar to those employed by the Fund.
The Trustees noted the Fund’s performance for each of the one-year, three-year, five-year, and ten-year periods ended March 31, 2025 was above the Barrington Cohort average. The Trustees noted that for the three-year period ended March 31, 2025, the Fund had outperformed the Russell 3000 Total Return Index. The Trustees next noted that for the quarter, one-year, five-year, ten-year and since inception periods ended March 31, 2025, the Fund had underperformed the Russell 3000 Total Return Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees took into consideration that the management fee was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by the Fund, except the unitary management fee payable to the Adviser and certain other excluded expenses of the Fund. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of the Fund relative to the Barrington Cohort.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Fund’s brokerage practices. These considerations were based on materials requested by the Trustees and the Fund’s

29

CONVERGENCE LONG/SHORT EQUITY ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
administrator specifically for the June 18, 2025 meeting and the August 27, 2025 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Fund’s contractual unitary management fee of 0.95% was above the Barrington Cohort average of 0.78%. The Trustees further noted that the Fund’s total expense ratio of 1.44% (which includes dividends and interest on short positions) was above the Barrington Cohort average of 1.07%.
The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring the Fund were not excessive.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structure, the Trustees concluded that the current fee structure was reasonable.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund. The Trustees examined the brokerage practices of the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2026 as being in the best interests of the Fund and its shareholders.
Tax Information
For the year ended November 30, 2025, the Fund designated 80.65% of its ordinary income distribution as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended November 30, 2025, 81.93% of dividends paid from net ordinary income for the Fund qualified for the dividends received deduction available to corporate shareholders.
For the fiscal year ended November 30, 2025, the Fund designated 0% of its taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c).

30

CONVERGENCE LONG/SHORT EQUITY ETF

Investment Adviser	Convergence Investment Partners, LLC 3801 PGA Boulevard Suite 1001 Palm Beach Gardens, Florida 33410
Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street Suite 830 Milwaukee, Wisconsin 53202
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Custodian	U.S. Bank National Association Custody Operations 1555 Suite 302 North River Center Drive Milwaukee, Wisconsin 53212
Distributor	Foreside Fund Services 190 Middle Street Suite 301 Portland, Maine 04101

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant's Form N-CSR filed on February 3, 2017.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	2/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	2/5/2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	2/5/2026

* Print the name and title of each signing officer under his or her signature.